Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
(Loss) gain on disposal of discontinued operations	$ (1,650)	$ 30,672